Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Cost	$ 208,922	$ 208,660
Accumulated amortization	73,246	41,378
Net book value	135,676	167,282
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Cost	161,643	161,643
Accumulated amortization	36,953	17,332
Net book value	124,690	144,311
Software development costs
Finite-Lived Intangible Assets [Line Items]
Cost	27,520	27,489
Accumulated amortization	25,720	16,690
Net book value	1,800	10,799
Acquired customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	8,435	8,435
Accumulated amortization	2,677	1,016
Net book value	5,758	7,419
Purchased software
Finite-Lived Intangible Assets [Line Items]
Cost	6,973	6,973
Accumulated amortization	6,773	5,639
Net book value	200	1,334
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Cost	4,351	4,120
Accumulated amortization	1,123	701
Net book value	$ 3,228	$ 3,419